Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (4,276)	¥ (16,489)	¥ (2,810)
Less: reclassification adjustments	305	8,504	7,195
Total	(3,971)	(7,985)	4,385
Defined benefit plan adjustments:
Unrealized gains (losses)	37,661	(9,020)	143,653
Less: reclassification adjustments	(7,848)	(7,748)	(1,424)
Total	29,813	(16,768)	142,229
Own credit risk adjustments:
Unrealized gains (losses)	5,630	1,745	919
Less: reclassification adjustments	334	271	(1,911)
Total	5,964	2,016	(992)
Total tax effect before allocation to noncontrolling interests	¥ 31,806	¥ (22,737)	¥ 145,622